7. Senior Debt (Details) - Senior Debt Obligations - Wells Fargo Preferred Capital, Inc. - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Line of Credit Facility, Initiation Date	Sep. 11, 2009
Line of Credit Facility, Borrowing Capacity, Description	As amended to date, the credit agreement provides for borrowings and reborrrowings of up to $100.0 million, subject to certain limitations, and all borrowings are secured by the finance receivables of the Company
Line of Credit Facility, Maximum Borrowing Capacity	$ 100,000,000
Line of Credit Facility, Covenant Terms	The credit agreement contains covenants customary for financing transactions of this type.
Line of Credit Facility, Current Borrowing Capacity	$ 100.0	$ 100,000,000
Line of Credit Facility, Interest Rate During Period	4.49%	3.93%
Line of Credit Facility, Commitment Fee Description	Available but unborrowed amounts under the credit agreement are subject to a periodic unused line fee of .50%.
Line of Credit Facility, Interest Rate Description	The interest rate under the credit agreement is equivalent to the greater of (a) .75% per annum plus 300 basis points or (b) the three month London Interbank Offered Rate (the “LIBOR Rate”) plus 300 basis points. The LIBOR Rate is adjusted on the first day of each calendar month based upon the LIBOR Rate as of the last day of the preceding calendar month.
Line of Credit Facility, Expiration Date	Sep. 11, 2019